                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-4627

  NAME OF REGISTRANT:                                                    VANGUARD CONVERTIBLE SECURITIES FUND

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          NOVEMBER 30

  DATE OF REPORTING PERIOD:                                        JULY 1, 2010 - JUNE 30, 2011

  FUND:   VANGUARD CONVERTIBLE SECURITIES FUND

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               HEALTHSOUTH CORPORATION

  TICKER:               HLS                                  CUSIP:   421924408

  MEETING DATE:   5/5/2011                                                                                                              FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.1: ELECT DIRECTOR EDWARD A. BLECHSCHMIDT         ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: ELECT DIRECTOR JOHN W. CHIDSEY                      ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: ELECT DIRECTOR DONALD L. CORRELL                  ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: ELECT DIRECTOR YVONNE M. CURL                       ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: ELECT DIRECTOR CHARLES M. ELSON                    ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: ELECT DIRECTOR JAY GRINNEY                             ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: ELECT DIRECTOR JON F. HANSON                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: ELECT DIRECTOR LEO I. HIGDON, JR.                ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: ELECT DIRECTOR JOHN E. MAUPIN, JR.               ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: ELECT DIRECTOR L. EDWARD SHAW, JR.             ISSUER            YES             FOR                  FOR

PROPOSAL #2: RATIFY AUDITORS                                                   ISSUER            YES             FOR                  FOR

PROPOSAL #3: ADVISORY VOTE TO RATIFY NAMED EXECUTIVE         ISSUER            YES             FOR                  FOR

OFFICERS' COMPENSATION

PROPOSAL #4: ADVISORY VOTE ON SAY ON PAY FREQUENCY             ISSUER            YES        ONE YEAR              FOR

PROPOSAL #5: AMEND OMNIBUS STOCK PLAN                                    ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               PESCANOVA SA

  TICKER:               PVA                                  CUSIP:   E8013LAC0

  MEETING DATE:   6/28/2011                                                                                                            FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: APPROVE DISCHARGE OF BONDHOLDERS'                   ISSUER             NO              N/A                  N/A

SYNDICATE INTERIM COMMISSIONER

PROPOSAL #2: RATIFY APPOINTMENT OF BNP PARIBAS                   ISSUER             NO              N/A                  N/A

SECURITIES SERVICES SPAIN BRANCH AS COMMISSIONER OF

BONDHOLDERS' SYNDICATE

PROPOSAL #3: APPROVE FINAL VERSION OF SYNDICATE                 ISSUER             NO              N/A                  N/A

REGULATIONS

PROPOSAL #4: ALLOW QUESTIONS                                                   ISSUER             NO              N/A                  N/A

PROPOSAL #5: DELEGATION OF POWERS/AUTHORIZATION                  ISSUER             NO              N/A                  N/A

PROPOSAL #6: APPROVE MINUTES OF MEETING                                ISSUER             NO              N/A                  N/A

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD CONVERTIBLE SECURITIES FUND

  By:     /s/F. William McNabb III

             (Heidi Stam)

             F. William McNabb III*

             Chairman and Chief Executive Officer

  Date:   August 30, 2011

      *  By Power of Attorney.  Filed on April 26, 2010, see File Number 33-53683.

                Incorporated by Reference.